DISCONTINUED OPERATIONS	6 Months Ended
Sep. 30, 2021
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

Divestiture of 2C intra-regional business and loan-facilitation related service

On July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements with Golden Pacer relating to the divestiture of its entire 2C intra-regional business and loan facilitation related service, respectively. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the three months ended December 31, 2019.

Results of the discontinued operations of 2C intra-regional business and loan facilitation related service were as follows:

Six months ended
September 30,
2020
RMB
Operating expenses
Impairment for net assets transferred	(420,000)
Total operating expenses	(420,000)

Loss from operations	(420,000)
Loss from the divestiture of 2C intra-regional and loan facilitation business	(14,745)
Loss from discontinued operations before income tax expense	(434,745)
Income tax expense	—
Net loss from discontinued operations	(434,745)

In the three months ended December 31, 2019, the Company transferred the legal titles of assets and liabilities in relation to the historically-facilitated loans for XW bank to Golden Pacer as one of the pre-closing conditions with no consideration exchanged. The transaction contemplated under the definitive and supplemental agreements was closed upon the signing of the supplemental agreements on April 23, 2020. Due to the legal titles of the assets and liabilities being transferred prior to year-end of 2019 while the transaction was not closed until April 23, 2020, these pre-transferred assets and liabilities were reclassified on a net basis under the name of “Net assets transferred” as of March 31, 2020. During the three months ended June 30, 2021, the “Net assets transferred” was further impaired in the value due to the ongoing negative impacts from the COVID-19 pandemic and the continuously deteriorated quality of the underlying pre-transferred net assets.

3. DISCONTINUED OPERATIONS (CONTINUED)

Divestiture of 2B business

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business. The transaction was completed on April 14, 2020 for a total consideration of US$105.0 million, and a total of RMB736.0 million disposal gain was recognized from the divestiture of 2B business and was recorded in the discontinued operations.

Results of the discontinued operations of 2B business were as follows:

Six months ended
September 30,
2020
RMB

Transaction facilitation revenue	5,198
Cost of revenues	(1,384)
Gross profit	3,814

Operating expenses
Sales and marketing	(8,063)
General and administrative	(1,218)
Total operating expenses	(9,281)

Gain from the divestiture of 2B business	735,956
Net income from discontinued operations	730,489

The condensed cash flows of the discontinued operations of 2B business were as follows:

Six months ended
September 30, 2020
RMB

Net cash used in operating activities	(9,491)